Loans and advances to customers - Schedule of the breakdown of loans and advances to customers (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans And Advances To Customers [Line Items]
Financial assets	€ 193,716	€ 163,853	€ 176,554
Gross carrying amount | Customers
Loans And Advances To Customers [Line Items]
Financial assets	1,058,688	995,646	939,794
Gross carrying amount | Customers | Fixed rate
Loans And Advances To Customers [Line Items]
Financial assets	642,537	593,645	550,883
Gross carrying amount | Customers | Floating rate
Loans And Advances To Customers [Line Items]
Financial assets	416,151	402,001	388,911
Gross carrying amount | Customers | Spain
Loans And Advances To Customers [Line Items]
Financial assets	212,804	216,741	215,330
Gross carrying amount | Customers | European Union (excluding Spain)
Loans And Advances To Customers [Line Items]
Financial assets	202,958	190,032	192,988
Gross carrying amount | Customers | United States and Puerto Rico
Loans And Advances To Customers [Line Items]
Financial assets	125,436	102,491	93,405
Gross carrying amount | Customers | Other OECD countries
Loans And Advances To Customers [Line Items]
Financial assets	385,906	374,729	338,362
Gross carrying amount | Customers | South America (non - OECD)
Loans And Advances To Customers [Line Items]
Financial assets	112,803	94,010	79,629
Gross carrying amount | Customers | Rest of the world
Loans And Advances To Customers [Line Items]
Financial assets	18,781	17,643	20,080
Gross carrying amount | Commercial credit
Loans And Advances To Customers [Line Items]
Financial assets	56,688	49,603	37,459
Gross carrying amount | Secured loans
Loans And Advances To Customers [Line Items]
Financial assets	565,609	542,404	503,014
Gross carrying amount | Reverse repurchase agreements
Loans And Advances To Customers [Line Items]
Financial assets	39,500	33,264	35,702
Gross carrying amount | Other term loans
Loans And Advances To Customers [Line Items]
Financial assets	290,031	269,526	269,143
Gross carrying amount | Finance leases
Loans And Advances To Customers [Line Items]
Financial assets	39,833	38,503	36,251
Gross carrying amount | Receivable on demand
Loans And Advances To Customers [Line Items]
Financial assets	11,435	10,304	7,903
Gross carrying amount | Credit cards receivables
Loans And Advances To Customers [Line Items]
Financial assets	22,704	20,397	19,507
Gross carrying amount | Impaired assets
Loans And Advances To Customers [Line Items]
Financial assets	€ 32,888	€ 31,645	€ 30,815